Related parties - Bank (Details 4) - Bank - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Net loans	SFr 5,305	SFr 4,100
Other assets	508	208
Total assets	5,813	4,308
Liabilities
Due to banks/customer deposits	1,338	1,141
Short-term borrowings	493	489
Long-term debt	23,456	15,612
Other liabilities	1,122	851
Total liabilities	26,409	18,093
Related party revenues and expenses
Interest and dividend income	10	2	SFr (2)
Interest expense	(924)	(574)	(280)
Net interest income	(914)	(572)	(282)
Commissions and fees	87	46	41
Other revenues	72	67	119
Net revenues	(755)	(459)	(122)
Total operating expenses	1,642	1,044	SFr 152
Related party guarantees
Guarantees	5	4
Credit guarantees and similar instruments
Related party guarantees
Guarantees	SFr 5	SFr 4